Quarterly Holdings Report
for

Fidelity® SAI U.S. Momentum Index Fund

April 30, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SY1-QTLY-0619
1.9878815.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 6.5%
Diversified Telecommunication Services - 3.2%
Verizon Communications, Inc.	2,060,220	$117,823,982
Entertainment - 1.4%
Live Nation Entertainment, Inc. (a)	70,771	4,624,177
The Walt Disney Co.	331,212	45,366,108
		49,990,285
Interactive Media & Services - 0.3%
IAC/InterActiveCorp (a)	46,032	10,349,835
TripAdvisor, Inc. (a)	37,569	1,999,798
		12,349,633
Media - 1.4%
Altice U.S.A., Inc. Class A	35,932	846,558
Charter Communications, Inc. Class A (a)	15,616	5,796,503
Comcast Corp. Class A	908,921	39,565,331
Discovery Communications, Inc.:
Class A (a)(b)	8,461	261,445
Class C (non-vtg.) (a)	16,350	470,226
Fox Corp.:
Class A (a)	91,797	3,579,165
Class B (a)	46,047	1,772,810
Liberty Broadband Corp. Class C (a)	9,880	975,255
		53,267,293
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	112,533	8,213,784

TOTAL COMMUNICATION SERVICES		241,644,977

CONSUMER DISCRETIONARY - 9.1%
Diversified Consumer Services - 0.0%
H&R Block, Inc.	30,793	837,878
Hotels, Restaurants & Leisure - 5.5%
Chipotle Mexican Grill, Inc. (a)	15,887	10,930,891
Darden Restaurants, Inc.	10,740	1,263,024
Domino's Pizza, Inc.	7,184	1,943,847
McDonald's Corp.	441,179	87,163,735
Starbucks Corp.	1,054,283	81,896,703
Yum! Brands, Inc.	201,716	21,057,133
		204,255,333
Household Durables - 0.1%
Garmin Ltd.	34,985	2,999,614
Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc. (a)	4,032	1,952,052
Wayfair LLC Class A (a)(b)	12,466	2,021,362
		3,973,414
Multiline Retail - 0.6%
Dollar General Corp.	131,464	16,576,296
Dollar Tree, Inc. (a)	34,049	3,788,973
Kohl's Corp.	17,279	1,228,537
		21,593,806
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	41,082	6,832,758
AutoZone, Inc. (a)	19,405	19,954,356
Burlington Stores, Inc. (a)	29,917	5,053,280
Lowe's Companies, Inc.	39,831	4,506,479
O'Reilly Automotive, Inc. (a)	53,547	20,271,288
Ross Stores, Inc.	91,664	8,951,906
TJX Companies, Inc.	78,904	4,330,252
Tractor Supply Co.	60,402	6,251,607
Ulta Beauty, Inc. (a)	23,946	8,356,675
		84,508,601
Textiles, Apparel & Luxury Goods - 0.5%
lululemon athletica, Inc. (a)	55,077	9,712,829
NIKE, Inc. Class B	81,139	7,126,438
Under Armour, Inc. Class C (non-vtg.) (a)	22,740	471,173
		17,310,440

TOTAL CONSUMER DISCRETIONARY		335,479,086

CONSUMER STAPLES - 10.8%
Beverages - 1.9%
PepsiCo, Inc.	175,118	22,423,860
The Coca-Cola Co.	988,908	48,515,826
		70,939,686
Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	75,833	18,619,276
Kroger Co.	78,916	2,034,454
Walgreens Boots Alliance, Inc.	209,777	11,237,754
Walmart, Inc.	393,927	40,511,453
		72,402,937
Food Products - 1.1%
General Mills, Inc.	47,340	2,436,590
Hormel Foods Corp. (b)	182,659	7,295,400
Lamb Weston Holdings, Inc.	74,835	5,242,192
McCormick & Co., Inc. (non-vtg.)	79,364	12,219,675
Mondelez International, Inc.	121,553	6,180,970
The Hershey Co.	71,595	8,938,636
		42,313,463
Household Products - 5.8%
Church & Dwight Co., Inc.	186,735	13,995,788
Clorox Co.	68,302	10,909,878
Kimberly-Clark Corp.	75,167	9,649,939
Procter & Gamble Co.	1,684,886	179,406,659
		213,962,264

TOTAL CONSUMER STAPLES		399,618,350

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kinder Morgan, Inc.	167,856	3,335,299
FINANCIALS - 5.0%
Capital Markets - 0.9%
CME Group, Inc.	159,880	28,602,532
IntercontinentalExchange, Inc.	32,710	2,660,959
MSCI, Inc.	7,556	1,702,971
		32,966,462
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	312,808	67,788,622
Insurance - 2.3%
AFLAC, Inc.	281,110	14,162,322
Alleghany Corp. (a)	3,506	2,303,021
Aon PLC	127,571	22,980,640
Arthur J. Gallagher & Co.	99,205	8,295,522
Cincinnati Financial Corp.	85,882	8,260,131
Progressive Corp.	273,987	21,412,084
Reinsurance Group of America, Inc.	8,751	1,325,864
RenaissanceRe Holdings Ltd.	19,716	3,063,078
W.R. Berkley Corp.	14,561	892,589
Willis Group Holdings PLC	11,874	2,188,853
		84,884,104

TOTAL FINANCIALS		185,639,188

HEALTH CARE - 26.3%
Biotechnology - 0.3%
Regeneron Pharmaceuticals, Inc. (a)	29,956	10,279,102
Seattle Genetics, Inc. (a)	12,370	838,439
		11,117,541
Health Care Equipment & Supplies - 6.5%
Abbott Laboratories	1,111,604	88,439,214
Abiomed, Inc. (a)	3,578	992,573
Boston Scientific Corp. (a)	859,971	31,922,124
Danaher Corp.	212,542	28,149,062
DexCom, Inc. (a)	60,207	7,289,261
Edwards Lifesciences Corp. (a)	88,871	15,647,517
Hologic, Inc. (a)	56,217	2,607,344
IDEXX Laboratories, Inc. (a)	4,639	1,076,248
Intuitive Surgical, Inc. (a)	49,183	25,114,315
Medtronic PLC	306,141	27,188,382
ResMed, Inc.	37,552	3,924,560
The Cooper Companies, Inc.	24,679	7,154,936
Varian Medical Systems, Inc. (a)	16,648	2,266,958
		241,772,494
Health Care Providers & Services - 3.5%
Anthem, Inc.	144,614	38,037,820
Centene Corp. (a)	41,238	2,126,231
Cigna Corp.	118,021	18,746,456
HCA Holdings, Inc.	176,497	22,455,713
Henry Schein, Inc. (a)	34,859	2,233,068
Humana, Inc.	5,946	1,518,668
UnitedHealth Group, Inc.	179,187	41,763,114
Universal Health Services, Inc. Class B	5,355	679,389
Wellcare Health Plans, Inc. (a)	5,456	1,409,558
		128,970,017
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	83,790	11,719,707
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	139,167	10,924,610
Illumina, Inc. (a)	32,525	10,147,800
IQVIA Holdings, Inc. (a)	97,992	13,611,089
Mettler-Toledo International, Inc. (a)	2,166	1,614,233
Thermo Fisher Scientific, Inc.	209,121	58,020,621
Waters Corp. (a)	25,346	5,412,385
		99,730,738
Pharmaceuticals - 13.0%
Eli Lilly & Co.	810,701	94,884,445
Johnson & Johnson	543,208	76,700,970
Merck & Co., Inc.	2,134,327	167,992,878
Pfizer, Inc.	3,041,265	123,505,772
Zoetis, Inc. Class A	197,036	20,066,146
		483,150,211

TOTAL HEALTH CARE		976,460,708

INDUSTRIALS - 5.6%
Aerospace & Defense - 1.4%
The Boeing Co.	118,060	44,590,081
TransDigm Group, Inc. (a)	11,352	5,477,567
		50,067,648
Airlines - 0.1%
United Continental Holdings, Inc. (a)	30,589	2,718,139
Building Products - 0.1%
Allegion PLC	5,567	552,413
Lennox International, Inc.	18,287	4,964,006
		5,516,419
Commercial Services & Supplies - 1.1%
Republic Services, Inc.	114,237	9,461,108
Rollins, Inc.	51,064	1,974,645
Waste Connection, Inc.:
(Canada)	31,442	2,918,189
(United States)	22,385	2,076,656
Waste Management, Inc.	235,672	25,297,032
		41,727,630
Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	9,087	3,268,594
Machinery - 0.7%
Deere & Co.	89,803	14,874,071
Dover Corp.	15,650	1,534,326
Ingersoll-Rand PLC	82,578	10,124,889
		26,533,286
Professional Services - 0.3%
Verisk Analytics, Inc.	75,608	10,671,313
Road & Rail - 1.6%
CSX Corp.	192,893	15,360,070
Norfolk Southern Corp.	108,610	22,158,612
Union Pacific Corp.	120,793	21,385,193
		58,903,875
Trading Companies & Distributors - 0.2%
Fastenal Co.	107,133	7,558,233

TOTAL INDUSTRIALS		206,965,137

INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,018,187	56,967,563
Juniper Networks, Inc.	1	28
Motorola Solutions, Inc.	74,196	10,751,742
		67,719,333
Electronic Equipment & Components - 0.9%
CDW Corp.	64,249	6,784,694
Corning, Inc.	235,952	7,515,071
Dell Technologies, Inc. (a)	131,114	8,838,395
Keysight Technologies, Inc. (a)	125,097	10,887,192
		34,025,352
IT Services - 7.4%
Automatic Data Processing, Inc.	127,637	20,982,246
First Data Corp. Class A (a)	42,761	1,105,799
Fiserv, Inc. (a)	179,710	15,677,900
Gartner, Inc. (a)	8,817	1,401,638
GoDaddy, Inc. (a)	11,895	969,443
Jack Henry & Associates, Inc.	7,563	1,127,341
MasterCard, Inc. Class A	256,714	65,266,967
Paychex, Inc.	27,561	2,323,668
PayPal Holdings, Inc. (a)	394,794	44,520,919
Square, Inc. (a)	110,989	8,082,219
Total System Services, Inc.	6,831	698,401
VeriSign, Inc. (a)	70,255	13,871,850
Visa, Inc. Class A	585,781	96,319,970
Worldpay, Inc. (a)	25,652	3,006,671
		275,355,032
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc. (a)	505,367	13,963,290
Broadcom, Inc.	117,192	37,313,933
Qualcomm, Inc.	84,981	7,319,414
Xilinx, Inc.	230,222	27,658,871
		86,255,508
Software - 10.3%
Adobe, Inc. (a)	35,687	10,322,465
Autodesk, Inc. (a)	24,723	4,405,886
Cadence Design Systems, Inc. (a)	82,944	5,754,655
Fortinet, Inc. (a)	91,396	8,538,214
Intuit, Inc.	116,082	29,143,547
Microsoft Corp.	1,292,312	168,775,947
Palo Alto Networks, Inc. (a)	10,387	2,584,597
Red Hat, Inc. (a)	109,621	20,009,121
Salesforce.com, Inc. (a)	365,196	60,385,159
ServiceNow, Inc. (a)	103,160	28,008,972
Splunk, Inc. (a)	39,402	5,439,052
Synopsys, Inc. (a)	15,261	1,847,802
Tableau Software, Inc. (a)	24,801	3,021,010
VMware, Inc. Class A	54,443	11,113,450
Workday, Inc. Class A (a)	107,489	22,102,963
		381,452,840

TOTAL INFORMATION TECHNOLOGY		844,808,065

MATERIALS - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	19,500	4,012,905
CF Industries Holdings, Inc.	13,290	595,126
Ecolab, Inc.	149,172	27,459,582
International Flavors & Fragrances, Inc. (b)	13,154	1,812,490
The Mosaic Co.	45,874	1,197,770
		35,077,873
Containers & Packaging - 0.5%
Ball Corp.	288,371	17,284,958
Crown Holdings, Inc. (a)	14,260	828,934
		18,113,892

TOTAL MATERIALS		53,191,765

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	290,802	56,793,631
AvalonBay Communities, Inc.	40,362	8,109,937
Equity Residential (SBI)	119,665	9,144,799
Essex Property Trust, Inc.	21,980	6,209,350
HCP, Inc.	273,590	8,147,510
Liberty Property Trust (SBI)	29,285	1,453,707
National Retail Properties, Inc.	103,985	5,471,691
Realty Income Corp.	218,020	15,263,580
SBA Communications Corp. Class A (a)	9,935	2,024,058
Simon Property Group, Inc.	75,497	13,113,829
UDR, Inc.	129,971	5,842,196
Ventas, Inc.	93,515	5,714,702
VEREIT, Inc.	76,816	634,500
Welltower, Inc.	240,418	17,918,354
WP Carey, Inc.	58,823	4,665,840
		160,507,684
UTILITIES - 7.9%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	253,317	21,671,269
Duke Energy Corp.	393,771	35,880,414
Entergy Corp.	100,671	9,755,020
Eversource Energy	189,507	13,580,072
Exelon Corp.	571,899	29,138,254
FirstEnergy Corp.	156,105	6,561,093
NextEra Energy, Inc.	220,593	42,892,103
OGE Energy Corp.	137,225	5,810,107
Pinnacle West Capital Corp.	55,085	5,247,948
Southern Co.	204,890	10,904,246
Vistra Energy Corp.	117,139	3,192,038
Xcel Energy, Inc.	269,886	15,248,559
		199,881,123
Gas Utilities - 0.2%
Atmos Energy Corp.	35,448	3,627,748
UGI Corp.	72,473	3,950,503
		7,578,251
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	182,464	7,512,043
The AES Corp.	487,506	8,346,103
		15,858,146
Multi-Utilities - 1.6%
Ameren Corp.	150,633	10,961,563
CMS Energy Corp.	135,036	7,501,250
Dominion Resources, Inc.	157,371	12,254,480
DTE Energy Co.	86,868	10,920,176
NiSource, Inc.	31,928	886,960
Public Service Enterprise Group, Inc.	95,350	5,687,628
WEC Energy Group, Inc.	161,085	12,633,897
		60,845,954
Water Utilities - 0.3%
American Water Works Co., Inc.	88,587	9,584,228

TOTAL UTILITIES		293,747,702

TOTAL COMMON STOCKS
(Cost $3,332,742,525)		3,701,397,961

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 2.49% (c)	5,955,150	5,956,341
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	10,514,755	10,515,806
TOTAL MONEY MARKET FUNDS
(Cost $16,471,492)		16,472,147
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,349,214,017)		3,717,870,108
NET OTHER ASSETS (LIABILITIES) - (0.2)%(e)		(8,054,988)
NET ASSETS - 100%		$3,709,815,120

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	62	June 2019	$9,140,350	$434,872	$434,872

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $390,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$259,946
Fidelity Securities Lending Cash Central Fund	561,156
Total	$821,102

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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